Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 40,004,860	$ 32,226,668	$ 647,235
Accounts Receivable, Net	9,844,720	8,982,768	5,679,580
Deferred Income Taxes	287,400	113,000
Inventory	6,147,458	5,230,792	2,499,049
Prepaid Corporate Taxes	87,459	87,459
Prepaid Expenses	497,303	623,402	122,516
Deposits	837,655	299,411	324,927
Total Current Assets	57,706,855	47,563,500	9,273,307
PROPERTY AND EQUIPMENT, NET:	650,185	615,837	449,972
OTHER ASSETS:
Intangible Assets - Customer Lists, Net	4,113,542	1,929,294	2,216,128
Due From Stockholder			6,748
Right of Use Asset - Office Leases	1,019,412	1,094,778	1,358,517
Total Other Assets	5,132,954	3,024,072	3,581,393
Total Assets	63,489,994	51,203,409	13,304,672
CURRENT LIABILITIES:
Note Payable - Line of Credit			1,650,000
Current Portion of Long Term Debt			153,133
Current Portion of Contingent Earn-Out Liabilities	1,572,970	665,855	402,730
Current Obligation under Right of Use Asset - Office Leases	314,793	310,095	299,765
Accounts Payable and Accrued Expenses	4,002,765	4,983,496	3,267,933
Accrued Payroll and Related	711,020	836,915	1,021,971
Corporate Income Taxes Payable			231,980
Unearned Revenue	1,786,381	721,608	564,227
Rewards Program Liability	10,043,878	43,878	173,270
Sales Tax Payable	110,748	106,824	73,010
Note Payable - Wildman	162,358	162,358	162,358
Total Current Liabilities	18,704,913	7,831,029	8,000,377
LONG-TERM LIABILITIES:
Long-Term Debt, Net of Current Portion			766,829
Long-Term Contingent Earn-Out Liability	1,488,603	976,078	1,850,960
Long-Term Obligation under Right of Use Asset - Office Leases	704,619	784,683	1,058,752
Total Long- Term Liabilities	2,193,222	1,760,761	3,676,541
STOCKHOLDER’S EQUITY:
Common Stock, value	2,014	1,976	1,000
Additional Paid-In Capital	41,273,665	39,747,649
Retained Earnings	1,316,180	1,861,994	1,626,754
Total Stockholder's Equity	42,591,859	41,611,619	1,627,754
Total Liabilities & Stockholder's Equity	$ 63,489,994	$ 51,203,409	$ 13,304,672